Notes to the consolidated balance sheet - Property, Plant and Equipment - Additional Information (Details) € in Millions	6 Months Ended
Jun. 30, 2023 EUR (€)
Property, Plant and Equipment
Increase in net value of property, plant and equipment	€ 1.1
Fibroscan machines
Property, Plant and Equipment
Additions to right-of-use assets	€ 1.2